Income Taxes (Narrative) (Details) $ in Millions, DKK in Billions			3 Months Ended	12 Months Ended			36 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 10, 2013 DKK	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Deferred Tax Liability Not Recognized1 [Line Items]
Income tax provision				$ 857.6	$ 825.7	$ 648.8
Valuation allowance, deferred tax asset, change in amount				$ (68.0)
Statutory federal income tax rate				35.00%	35.00%	35.00%
Effective income tax rate				25.20%	24.20%	22.90%
Income tax payments				$ 569.0	$ 529.0	$ 410.0
Tax deductions attributable to stock-based compensation				82.0	80.0	106.0
Excess tax benefit from share-based compensation, financing activities				50.0	49.0	70.0
Net operating loss carryforwards	$ 380.0		$ 380.0	380.0
Operating loss carryforwards, valuation allowances	319.0		319.0	319.0
Gross unrecognized tax benefits	728.5		728.5	728.5	689.0	613.2	$ 613.2	$ 518.3
Unrecognized tax benefits, net of offsetting indirect tax benefits	687.0		687.0	687.0	634.0
Unrecognized tax benefits, indirect tax benefits	172.0		172.0	172.0	179.0
Potential interest and penalties	131.0		131.0	131.0	124.0
Recognized potential interest and penalties				44.0	43.0	34.0
Estimated reduction in unrecognized tax benefits within twelve months	75.0		75.0	75.0
Cash and equivalents	3,005.6		3,005.6	$ 3,005.6	$ 3,115.2	$ 1,678.7	1,678.7	$ 537.0
Net discrete tax benefits basis points				1.70%	0.20%	0.35%
Investments In Foreign Subsidiaries And Foreign Corporate Joint Ventures That Are Essentially Permanent In Duration
Deferred Tax Liability Not Recognized1 [Line Items]
Undistributed earnings of foreign subsidiaries	11,800.0		11,800.0	$ 11,800.0	$ 10,600.0
General Business And Foreign Tax Credit
Deferred Tax Liability Not Recognized1 [Line Items]
Tax credit carryforwards	159.0		159.0	159.0
Tax credit carryforward, valuation allowance	12.0		12.0	12.0
U.S. Entities
Deferred Tax Liability Not Recognized1 [Line Items]
Net deferred tax liabilities	1,800.0		1,800.0	1,800.0	1,700.0
Non U.S. Entities
Deferred Tax Liability Not Recognized1 [Line Items]
Net deferred tax liabilities	76.0		76.0	76.0	57.0
Outside The U.S.
Deferred Tax Liability Not Recognized1 [Line Items]
Cash and equivalents	2,200.0		2,200.0	2,200.0
Denmark, Kroner | Foreign Tax Authority
Deferred Tax Liability Not Recognized1 [Line Items]
Income tax examination, amount of tax assessments | DKK		DKK 1.2
Income tax examination, amount of potential additional tax assessments							$ 650.0
United States of America, Dollars | Foreign Tax Authority
Deferred Tax Liability Not Recognized1 [Line Items]
Income tax examination, amount of tax assessments	190.0
Income tax examination, amount of potential additional tax assessments	106.0
Tax adjustments, settlements, and unusual provisions	60.0
Euro Member Countries, Euro | Foreign Tax Authority
Deferred Tax Liability Not Recognized1 [Line Items]
Tax adjustments, settlements, and unusual provisions			49.0
Discontinued operations
Deferred Tax Liability Not Recognized1 [Line Items]
Income tax provision				26.0	45.0	$ 117.0
Net deferred tax liabilities	$ 59.0		$ 59.0	$ 59.0	$ 82.0